(Loss)/Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per share	278,000	105,000	864
Unvested Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per share		1,000,000
Number of Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per share		4,900,000	758,000